Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–73.28%
Australia–3.89%
Australia & New Zealand Banking Group Ltd.	503	$9,506
BHP Group Ltd.(a)	6,063	194,586
BHP Group Ltd.(a)	6,393	201,794
Coles Group Ltd.	1,351	15,573
Fortescue Metals Group Ltd.	644	9,118
Glencore PLC	12,063	63,052
Goodman Group	424	6,996
Macquarie Group Ltd.	16	2,100
Rio Tinto Ltd.	1,043	82,819
Rio Tinto PLC	1,492	105,110
Telstra Corp. Ltd.	13,650	37,973
Transurban Group	1,084	9,578
Wesfarmers Ltd.	1,084	40,836
Woolworths Group Ltd.	1,147	28,019
		807,060
Austria–0.03%
OMV AG	110	6,691
Belgium–0.31%
Anheuser-Busch InBev S.A./N.V.	408	25,706
Groupe Bruxelles Lambert S.A.	79	8,477
KBC Group N.V.	298	25,868
UCB S.A.	34	3,375
		63,426
Brazil–2.03%
B3 S.A. - Brasil, Bolsa, Balcao	20,000	55,065
Banco Bradesco S.A., Preference Shares	2,362	10,142
Banco do Brasil S.A.	2,600	15,992
CCR S.A.	2,000	4,896
Cia de Saneamento Basico do Estado de Sao Paulo	500	3,518
Cosan S.A.	900	4,029
Itau Unibanco Holding S.A., Preference Shares	2,300	10,971
Petroleo Brasileiro S.A., Preference Shares	21,800	132,809
Telefonica Brasil S.A., ADR	1,382	12,963
Vale S.A.	9,200	140,111
WEG S.A.	4,900	29,676
		420,172
Chile–0.12%
Cencosud S.A.	4,013	7,392
Falabella S.A.	4,916	17,497
		24,889
China–7.73%
Agricultural Bank of China Ltd., H Shares	10,000	3,806
Alibaba Group Holding Ltd.(b)	2,200	34,536
Aluminum Corp. of China Ltd., H Shares(b)	10,000	5,226
Shares		Value
China–(continued)
Anhui Conch Cement Co. Ltd., H Shares	2,000	$10,571
ANTA Sports Products Ltd.	1,600	24,004
Baidu, Inc., ADR(b)	346	55,270
Bank of China Ltd., H Shares	80,000	31,121
Bank of Communications Co. Ltd., H Shares	27,000	18,123
BeiGene Ltd., ADR(b)	63	15,282
Brilliance China Automotive Holdings Ltd.(c)	6,000	1,154
BYD Co. Ltd., H Shares	4,500	129,530
CGN Power Co. Ltd., H Shares(d)	18,000	4,983
China CITIC Bank Corp. Ltd., H Shares	19,000	9,055
China Conch Venture Holdings Ltd.	1,000	4,751
China Construction Bank Corp., H Shares	119,000	91,113
China Feihe Ltd.(d)	3,000	4,169
China Life Insurance Co. Ltd., H Shares	5,000	8,814
China Mengniu Dairy Co. Ltd.	2,000	11,773
China Merchants Bank Co. Ltd., H Shares	4,500	37,599
China Minsheng Banking Corp. Ltd., H Shares	11,500	4,577
China Overseas Land & Investment Ltd.	7,000	20,620
China Petroleum & Chemical Corp., H Shares	22,000	11,494
China Resources Power Holdings Co. Ltd.	8,000	19,540
China Shenhua Energy Co. Ltd., H Shares	1,500	3,708
China Taiping Insurance Holdings Co. Ltd.	3,000	4,235
China Tower Corp. Ltd., H Shares(d)	74,000	8,936
China Vanke Co. Ltd., H Shares	1,900	4,910
CITIC Ltd.	9,000	10,073
COSCO SHIPPING Holdings Co. Ltd., H Shares(b)	5,850	10,576
CSPC Pharmaceutical Group Ltd.	26,640	32,350
ENN Energy Holdings Ltd.	400	6,358
Fuyao Glass Industry Group Co. Ltd., H Shares(d)	800	4,336
Ganfeng Lithium Co. Ltd., H Shares(d)	200	3,168
Genscript Biotech Corp.(b)	4,000	12,696
Great Wall Motor Co. Ltd., H Shares	4,500	12,128
Haier Smart Home Co. Ltd., H Shares	2,200	8,817
Hengan International Group Co. Ltd.	1,000	4,872
Industrial & Commercial Bank of China Ltd., H Shares	83,000	50,217
Innovent Biologics, Inc.(b)(d)	1,000	4,228
JD.com, Inc., A Shares(b)	716	26,700
Kingsoft Corp. Ltd.	1,200	5,419
Kunlun Energy Co. Ltd.	6,000	6,215
Lenovo Group Ltd.	10,000	10,782
Li Auto, Inc., ADR(b)	440	11,480
Li Ning Co. Ltd.	5,500	53,400
Longfor Group Holdings Ltd.(d)	1,000	5,979
Lufax Holding Ltd., ADR(b)	1,382	6,868
NetEase, Inc.	1,600	33,011
Nongfu Spring Co. Ltd., H Shares(d)	1,400	8,476
NXP Semiconductors N.V.	644	132,303
PetroChina Co. Ltd., H Shares	112,000	55,373
Pinduoduo, Inc., ADR(b)	1,084	64,866
Ping An Insurance (Group) Co. of China Ltd., H Shares	7,500	58,779
RLX Technology, Inc., ADR(b)	895	2,998
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	2,800	3,431

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
Shenzhou International Group Holdings Ltd.	1,000	$18,469
Sinopharm Group Co. Ltd., H Shares	2,400	5,367
SITC International Holdings Co. Ltd.	3,000	11,387
Smoore International Holdings Ltd.(d)	3,000	12,935
Sunny Optical Technology Group Co. Ltd.	800	20,607
Tencent Holdings Ltd.	3,500	213,631
Trip.com Group Ltd., ADR(b)	188	5,003
Want Want China Holdings Ltd.	10,000	9,797
Weibo Corp., ADR(b)	184	6,376
Weichai Power Co. Ltd., H Shares	5,000	8,998
WuXi AppTec Co. Ltd., H Shares(d)	440	6,321
Wuxi Biologics Cayman, Inc.(b)(d)	2,000	19,640
Xiaomi Corp., B Shares(b)(d)	4,600	9,727
XPeng, Inc., ADR(b)	269	9,439
Yankuang Energy Group Co. Ltd., H Shares	4,000	8,462
Yum China Holdings, Inc.	91	4,383
Zhongsheng Group Holdings Ltd.	1,000	7,677
		1,603,018
Denmark–3.02%
AP Moller - Maersk A/S, Class B	31	111,244
Carlsberg A/S, Class B	110	17,784
Danske Bank A/S	880	17,049
DSV A/S	31	6,304
Genmab A/S(b)	16	5,436
Novo Nordisk A/S, Class B	4,477	448,186
Novozymes A/S, Class B	251	17,237
Vestas Wind Systems A/S	141	3,792
		627,032
Finland–0.81%
Fortum OYJ	251	6,843
Kone OYJ, Class B	63	4,096
Neste OYJ	848	38,056
Nokia OYJ(b)	7,602	45,082
Nordea Bank Abp	1,602	19,015
Sampo OYJ, Class A	1,100	54,674
		167,766
France–5.39%
Air Liquide S.A.	63	10,804
AXA S.A.	3,377	106,884
BNP Paribas S.A.	1,649	117,842
Bouygues S.A.	144	5,067
Bureau Veritas S.A.	324	9,279
Capgemini SE	47	10,538
Carrefour S.A.	216	4,112
Cie de Saint-Gobain	1,147	77,917
Cie Generale des Etablissements Michelin S.C.A.	236	39,499
Credit Agricole S.A.	628	9,427
Danone S.A.	144	8,971
Dassault Systemes SE	188	9,052
Electricite de France S.A.	895	8,556
EssilorLuxottica S.A.	1,084	205,553
Hermes International	16	23,972
Kering S.A.	94	70,184
Legrand S.A.	54	5,496
L’Oreal S.A.	267	114,296
LVMH Moet Hennessy Louis Vuitton SE	47	38,645
Orange S.A.	1,242	14,557
Shares		Value
France–(continued)
Pernod Ricard S.A.	47	$10,036
Sanofi	754	78,379
Sartorius Stedim Biotech	6	2,627
Schneider Electric SE	79	13,429
Societe Generale S.A.	267	9,906
Thales S.A.	126	11,583
TotalEnergies SE	958	54,263
Veolia Environnement S.A.	157	5,681
Vinci S.A.	188	20,566
Vivendi SE	1,367	17,915
Worldline S.A.(b)(d)	63	3,061
		1,118,097
Germany–4.53%
adidas AG	157	42,759
Allianz SE	597	152,903
Bayer AG	236	14,308
Bayerische Motoren Werke AG	220	22,982
Beiersdorf AG	94	9,306
Continental AG(b)	108	10,340
Deutsche Bank AG(b)	2,183	29,989
Deutsche Post AG	801	47,733
Deutsche Telekom AG	4,712	88,307
E.ON SE	565	7,759
Evonik Industries AG	126	4,076
Fresenius Medical Care AG & Co. KGaA	550	37,126
Fresenius SE & Co. KGaA	958	39,357
Hannover Rueck SE	47	9,428
Henkel AG & Co. KGaA, Preference Shares	110	8,958
Knorr-Bremse AG	94	9,483
Mercedes-Benz Group AG	534	42,035
Merck KGaA	204	44,470
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	236	74,018
RWE AG	169	7,101
SAP SE	1,084	134,210
Sartorius AG, Preference Shares	31	16,596
Siemens AG	173	27,201
Siemens Energy AG(b)	723	16,081
Siemens Healthineers AG(d)	63	4,016
Volkswagen AG, Preference Shares	188	38,744
		939,286
Greece–0.08%
Hellenic Telecommunications Organization S.A.	848	16,515
Hong Kong–2.14%
CK Asset Holdings Ltd.	6,500	43,289
CK Hutchison Holdings Ltd.	1,500	10,635
CLP Holdings Ltd.	5,000	49,956
Hong Kong & China Gas Co. Ltd. (The)	62,292	95,929
Hong Kong Exchanges & Clearing Ltd.	1,600	90,300
Jardine Matheson Holdings Ltd.	500	29,549
Link REIT	7,000	60,025
New World Development Co. Ltd.	1,000	4,074
Power Assets Holdings Ltd.	1,000	6,151
Sun Hung Kai Properties Ltd.	2,000	24,357
Techtronic Industries Co. Ltd.	500	8,220
WH Group Ltd.	17,340	11,570
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Hong Kong–(continued)
Wharf Real Estate Investment Co. Ltd.	2,000	$9,497
		443,552
Hungary–0.13%
OTP Bank Nyrt(b)	471	27,343
Indonesia–0.40%
PT Astra International Tbk	30,700	11,724
PT Bank Central Asia Tbk	35,600	18,982
PT Bank Mandiri (Persero) Tbk	18,600	9,692
PT Bank Negara Indonesia (Persero) Tbk	9,600	4,917
PT Kalbe Farma Tbk	30,300	3,458
PT Telkom Indonesia (Persero) Tbk	115,500	33,771
		82,544
Ireland–0.11%
Kerry Group PLC, Class A	188	23,691
Italy–0.74%
Assicurazioni Generali S.p.A.	1,565	32,846
Enel S.p.A.	8,796	67,436
Eni S.p.A.	644	9,656
Ferrari N.V.	16	3,680
Intesa Sanpaolo S.p.A.	8,293	24,515
Poste Italiane S.p.A.(d)	456	6,095
UniCredit S.p.A.	534	8,423
		152,651
Japan–12.48%
Asahi Group Holdings Ltd.	100	4,087
Asahi Kasei Corp.	1,700	16,715
Astellas Pharma, Inc.	3,500	56,311
Bridgestone Corp.	3,400	149,261
Canon, Inc.	1,500	35,423
Chugai Pharmaceutical Co. Ltd.	100	3,247
Dai-ichi Life Holdings, Inc.	300	6,748
Daiichi Sankyo Co. Ltd.	1,400	31,345
Daikin Industries Ltd.	300	63,029
Daiwa House Industry Co. Ltd.	800	23,346
Denso Corp.	500	37,278
Eisai Co. Ltd.	200	10,107
FUJIFILM Holdings Corp.	500	33,473
Fujitsu Ltd.	100	13,189
Hitachi Ltd.	400	20,850
Honda Motor Co. Ltd.	2,900	85,136
Hoya Corp.	500	64,747
ITOCHU Corp.	1,500	48,183
Japan Post Holdings Co. Ltd.	6,000	51,130
Japan Tobacco, Inc.	500	10,021
Kao Corp.	600	30,022
KDDI Corp.	1,100	34,952
Kirin Holdings Co. Ltd.	1,000	16,024
Komatsu Ltd.	900	22,156
Kubota Corp.	200	4,291
Kyocera Corp.	400	24,692
Mitsubishi Corp.	5,700	193,510
Mitsubishi Electric Corp.	600	7,526
Mitsubishi Estate Co. Ltd.	2,500	36,184
Mitsubishi UFJ Financial Group, Inc.	14,000	84,629
Mitsui & Co. Ltd.	2,400	60,041
Shares		Value
Japan–(continued)
Mitsui Fudosan Co. Ltd.	800	$17,104
Mizuho Financial Group, Inc.	970	13,089
Murata Manufacturing Co. Ltd.	800	59,994
Nintendo Co. Ltd.	200	98,099
Nippon Telegraph & Telephone Corp.	5,200	148,191
Nissan Motor Co. Ltd.(b)	800	4,258
Nomura Holdings, Inc.	700	3,088
NTT Data Corp.	700	13,451
Olympus Corp.	5,700	127,805
ORIX Corp.	2,600	53,664
Otsuka Holdings Co. Ltd.	100	3,426
Panasonic Corp.	2,500	27,464
Rakuten Group, Inc.(b)	1,100	9,538
Recruit Holdings Co. Ltd.	2,300	113,412
Renesas Electronics Corp.(b)	1,000	11,511
Secom Co. Ltd.	200	14,137
Sekisui House Ltd.	800	16,219
Seven & i Holdings Co. Ltd.	600	29,321
Shimano, Inc.	100	22,515
Shionogi & Co. Ltd.	100	5,623
Softbank Corp.	1,600	20,033
SoftBank Group Corp.	300	13,270
Sompo Holdings, Inc.	800	37,432
Sony Group Corp.	200	22,344
Subaru Corp.	700	12,807
Sumitomo Corp.	500	7,753
Sumitomo Mitsui Financial Group, Inc.	1,500	53,872
Sumitomo Mitsui Trust Holdings, Inc.	300	10,402
Sumitomo Realty & Development Co. Ltd.	300	9,294
Suzuki Motor Corp.	100	4,270
Takeda Pharmaceutical Co. Ltd.	1,938	56,137
Terumo Corp.	100	3,655
Tokio Marine Holdings, Inc.	900	53,775
Tokyo Electron Ltd.	200	97,216
Toshiba Corp.	600	24,866
Toyota Industries Corp.	200	15,628
Toyota Motor Corp.	3,800	75,191
		2,587,507
Luxembourg–0.05%
ArcelorMittal S.A.	346	10,322
Malaysia–0.28%
Axiata Group Bhd.	9,900	8,784
IHH Healthcare Bhd.	5,400	8,321
Malayan Banking Bhd.	2,900	5,730
MISC Bhd.	5,700	9,500
Petronas Chemicals Group Bhd.	2,200	4,673
RHB Bank Bhd.	3,300	4,380
Tenaga Nasional Bhd.	4,600	10,074
Top Glove Corp. Bhd.	12,100	6,135
		57,597
Mexico–0.51%
Cemex S.A.B. de C.V., ADR(b)	2,089	12,785
Fomento Economico Mexicano, S.A.B. de C.V., ADR	205	15,420
Grupo Bimbo S.A.B. de C.V., Series A	3,100	9,707
Grupo Elektra S.A.B. de C.V.	65	4,271
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Mexico–(continued)
Wal-Mart de Mexico S.A.B. de C.V., Series V	18,573	$63,152
		105,335
Netherlands–4.20%
Adyen N.V.(b)(d)	31	63,215
Akzo Nobel N.V.	283	29,308
ASML Holding N.V.	597	408,349
EXOR N.V.	173	14,511
ING Groep N.V.	2,372	35,017
Koninklijke Ahold Delhaize N.V.	3,173	102,866
Koninklijke DSM N.V.	173	32,583
Koninklijke KPN N.V.	4,068	13,390
Koninklijke Philips N.V.	1,414	46,912
Shell PLC	3,110	78,910
Wolters Kluwer N.V.	440	44,827
		869,888
Peru–0.02%
Credicorp Ltd.	31	4,440
Philippines–0.08%
SM Prime Holdings, Inc.	23,300	16,103
Poland–0.09%
Bank Polska Kasa Opieki S.A.	188	6,253
KGHM Polska Miedz S.A.	188	6,470
Powszechny Zaklad Ubezpieczen S.A.	754	6,704
		19,427
Russia–1.40%
Gazprom PJSC, ADR	2,874	24,860
Lukoil PJSC, ADR	254	22,780
Lukoil PJSC, ADR	641	56,966
MMC Norilsk Nickel PJSC, ADR	1,194	33,790
Mobile TeleSystems PJSC, ADR	954	7,289
Novatek PJSC, GDR(d)	47	9,979
PhosAgro PJSC, GDR(d)	270	5,427
Rosneft Oil Co. PJSC, GDR(d)	6,004	44,490
Sberbank of Russia PJSC, ADR	2,450	34,116
Surgutneftegas PJSC, ADR	3,817	17,795
Tatneft PJSC, ADR	330	12,665
TCS Group Holding PLC, GDR(d)	63	4,486
VTB Bank PJSC, GDR(d)	4,858	5,480
Yandex N.V., Class A(b)	220	10,573
		290,696
Singapore–0.06%
DBS Group Holdings Ltd.	300	7,859
STMicroelectronics N.V.	110	5,145
		13,004
South Africa–0.95%
Absa Group Ltd.	911	10,086
Anglo American PLC	1,696	74,373
Capitec Bank Holdings Ltd.	79	10,398
Discovery Ltd.(b)	597	6,016
FirstRand Ltd.	6,817	27,494
Impala Platinum Holdings Ltd.	411	6,296
Remgro Ltd.	756	6,524
Sasol Ltd.(b)	1,052	23,575
Shares		Value
South Africa–(continued)
Standard Bank Group Ltd.	3,283	$32,003
		196,765
South Korea–1.94%
Hyundai Mobis Co. Ltd.	126	24,549
Kakao Corp.(b)	393	28,518
Kia Corp.	314	21,812
NAVER Corp.	126	33,382
Samsung Electronics Co. Ltd.	2,890	179,008
Samsung SDI Co. Ltd.	47	23,245
SK Hynix, Inc.	597	62,086
SK Telecom Co. Ltd.	632	29,869
		402,469
Spain–1.51%
Banco Bilbao Vizcaya Argentaria S.A.	1,304	8,300
Banco Santander S.A.	2,293	8,037
CaixaBank S.A.	4,948	15,895
Cellnex Telecom S.A.(d)	126	5,746
Endesa S.A.	377	8,484
Ferrovial S.A.	581	16,149
Iberdrola S.A.	12,849	148,429
Naturgy Energy Group S.A.	298	9,467
Repsol S.A.	3,833	48,565
Telefonica S.A.	9,252	43,221
		312,293
Sweden–1.51%
Assa Abloy AB, Class B	346	9,479
Atlas Copco AB, Class A	1,021	60,008
Epiroc AB, Class A	1,194	25,379
EQT AB	895	34,887
Essity AB, Class B	126	3,547
Evolution AB(d)	63	7,823
Hexagon AB, Class B	565	7,634
Investor AB, Class B	424	9,228
Sandvik AB	1,178	30,983
Skandinaviska Enskilda Banken AB, Class A	2,105	27,138
Svenska Handelsbanken AB, Class A	660	7,017
Swedbank AB, Class A	408	7,987
Telefonaktiebolaget LM Ericsson, Class B	4,932	61,211
Telia Co. AB	2,372	9,342
Volvo AB, Class B	550	12,402
		314,065
Switzerland–7.49%
ABB Ltd.	613	21,187
Alcon, Inc.	79	6,092
Cie Financiere Richemont S.A.	94	13,632
Credit Suisse Group AG	8,199	77,728
Geberit AG	63	42,818
Givaudan S.A.	2	8,297
Holcim Ltd.(b)	236	12,757
Kuehne + Nagel International AG, Class R	63	17,854
Lonza Group AG	16	11,013
Nestle S.A.	3,236	416,900
Novartis AG	3,346	290,913
Partners Group Holding AG	31	43,131
Roche Holding AG	990	382,799
Schindler Holding AG, PC	126	31,555
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Switzerland–(continued)
SGS S.A.	7	$19,962
Sika AG	31	10,850
Straumann Holding AG, Class R	31	51,248
Swisscom AG	31	17,684
UBS Group AG	4,131	76,593
		1,553,013
Taiwan–3.30%
ASE Technology Holding Co. Ltd., ADR	1,194	8,453
Asustek Computer, Inc.	1,000	12,968
Catcher Technology Co. Ltd.	2,000	11,252
Cathay Financial Holding Co. Ltd.	2,000	4,625
Chailease Holding Co. Ltd.	1,100	10,131
Cheng Shin Rubber Industry Co. Ltd.	3,000	3,767
China Steel Corp.	10,000	12,120
Chunghwa Telecom Co. Ltd., ADR	660	28,651
CTBC Financial Holding Co. Ltd.	9,000	9,021
Delta Electronics, Inc.	2,000	19,358
Evergreen Marine Corp. Taiwan Ltd.	4,000	16,839
Far Eastern New Century Corp.	4,000	4,178
First Financial Holding Co. Ltd.	6,000	5,460
Formosa Chemicals & Fibre Corp.	1,000	2,839
Fubon Financial Holding Co. Ltd.	3,000	8,239
Hon Hai Precision Industry Co. Ltd.	18,000	66,965
MediaTek, Inc.	2,000	77,981
Mega Financial Holding Co. Ltd.	7,000	9,363
Novatek Microelectronics Corp.	1,000	17,449
Quanta Computer, Inc.	4,000	13,550
Sea Ltd., ADR(b)	173	26,004
Taiwan Cement Corp.	3,200	5,395
Taiwan Cooperative Financial Holding Co. Ltd.	5,000	4,794
Taiwan Mobile Co. Ltd.	1,000	3,586
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,963	240,723
Uni-President Enterprises Corp.	4,000	9,790
United Microelectronics Corp., ADR	2,984	29,333
Wan Hai Lines Ltd.	1,300	7,089
Yang Ming Marine Transport Corp.(b)	1,000	3,681
Yuanta Financial Holding Co. Ltd.	10,600	9,727
		683,331
United Kingdom–4.67%
Ashtead Group PLC	675	48,219
AstraZeneca PLC	314	36,436
BAE Systems PLC	1,445	11,275
Barclays PLC	6,958	18,703
BP PLC	3,408	17,579
British American Tobacco PLC	1,225	52,137
BT Group PLC	8,733	23,123
Coca-Cola Europacific Partners PLC	393	22,460
Diageo PLC	3,691	186,052
Experian PLC	330	13,782
GlaxoSmithKline PLC	2,278	50,412
HSBC Holdings PLC	3,707	26,570
Imperial Brands PLC	487	11,510
Lloyds Banking Group PLC	14,608	10,170
National Grid PLC	3,299	48,201
Prudential PLC	2,230	37,506
Reckitt Benckiser Group PLC	628	50,930
RELX PLC	518	15,877
Shares		Value
United Kingdom–(continued)
SSE PLC	880	$18,797
Standard Chartered PLC	4,194	30,701
Tesco PLC	8,388	33,578
Unilever PLC	2,843	144,540
Vodafone Group PLC	34,320	60,381
		968,939
United States–1.28%
Atlassian Corp. PLC, Class A(b)	236	76,544
Ferguson PLC	503	79,179
JBS S.A.	1,700	11,234
Spotify Technology S.A.(b)	126	24,729
Stellantis N.V.	503	9,722
Swiss Re AG	597	64,789
		266,197
Vietnam–0.00%
Vietnam Dairy Products JSC	2	7
Total Common Stocks & Other Equity Interests (Cost $13,330,535)		15,195,131
Event-Linked Bonds–0.47%
Multinational–0.47%
Alturas RE Segregated Account, Catastrophe Linked Notes, 0.00%, 12/31/2022(c)(d)(e)	$1,000	1,933
Eden RE II Ltd., Class A, Catastrophe Linked Notes, 0.00%, 03/22/2023(c)(d)(e)	720	10,583
Limestone Re Ltd., Class A, Catastrophe Linked Notes, 0.00%, 09/09/2022(c)(d)(e)	1,174	2,357
Sector Re V Ltd., Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(c)(d)(e)	120,000	80,594
Versutus Ltd., Catastrophe Linked Notes, 0.00%, 12/31/2022(c)(e)	6,601	2,701
Total Event-Linked Bonds (Cost $129,496)		98,168
Shares
Preferred Stocks–0.47%
Multinational–0.47%
Harambee Re Ltd., Pfd.(c)	80	3,520
Lion Rock Re Ltd., Series S, Pfd.(c)	25	4,418
Lorenz Re Ltd., Pfd.(c)	13	1,876
Mt. Logan Re Ltd., Pfd.(c)	116	80,526
Thopas Re Ltd., Pfd.(c)	5	0
Turing Re Ltd., Series 2019-1, Pfd.(c)(d)	886	2,133
Viribus Re Ltd., Pfd.(c)	38,090	4,160
Total Preferred Stocks (Cost $247,885)		96,633
Money Market Funds–15.95%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)	1,025,829	1,025,828
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(f)(g)	1,108,906	1,109,017
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	1,172,375	1,172,375
Total Money Market Funds (Cost $3,307,439)		3,307,220
TOTAL INVESTMENTS IN SECURITIES—90.17% (Cost $17,015,355)		18,697,152
OTHER ASSETS LESS LIABILITIES–9.83%		2,038,207
NET ASSETS–100.00%		$20,735,359
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PC	– Participation Certificate
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $350,316, which represented 1.69% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$705,491	$900,974	$(580,637)	$-	$-	$1,025,828	$62
Invesco Liquid Assets Portfolio, Institutional Class	880,433	643,553	(414,741)	(143)	(85)	1,109,017	35
Invesco Treasury Portfolio, Institutional Class	806,276	1,029,684	(663,585)	-	-	1,172,375	28
Total	$2,392,200	$2,574,211	$(1,658,963)	$(143)	$(85)	$3,307,220	$125

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
MSCI Emerging Markets Index	Call	02/18/2022	13	USD	1,275.00	USD	1,657,500	$(4,420)
Equity Risk
MSCI Emerging Markets Index	Put	02/18/2022	13	USD	1,175.00	USD	1,527,500	(9,360)
Total Index Options Written								$(13,780)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	20	March-2022	$1,574,900	$604	$604
Equity Risk
S&P/TSX 60 Index	8	March-2022	1,607,238	11,191	11,191
Subtotal—Long Futures Contracts				11,795	11,795
Short Futures Contracts
Equity Risk
MSCI Emerging Markets Index	25	March-2022	(1,531,000)	(6,548)	(6,548)
Total Futures Contracts				$5,247	$5,247

(a)	Futures contracts collateralized by $2,034,391 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR + 0.150%	Monthly	767	April—2022	USD	1,681,916	$—	$(70,418)	$(70,418)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.720%	Monthly	345	June—2022	USD	732,708	—	(25,889)	(25,889)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.790%	Monthly	534	May—2022	USD	1,134,104	—	(40,071)	(40,071)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.920%	Monthly	231	May—2022	USD	482,926	—	(9,665)	(9,665)
Total — Total Return Swap Agreements									$—	$(146,043)	$(146,043)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$201,794	$605,266	$—	$807,060
Austria	—	6,691	—	6,691
Belgium	—	63,426	—	63,426
Brazil	420,172	—	—	420,172
Chile	24,889	—	—	24,889
China	314,268	1,287,596	1,154	1,603,018
Denmark	—	627,032	—	627,032
Finland	—	167,766	—	167,766
France	—	1,118,097	—	1,118,097
Germany	—	939,286	—	939,286
Greece	—	16,515	—	16,515
Hong Kong	—	443,552	—	443,552
Hungary	—	27,343	—	27,343
Indonesia	—	82,544	—	82,544
Ireland	—	23,691	—	23,691
Italy	—	152,651	—	152,651
Japan	—	2,587,507	—	2,587,507
Luxembourg	—	10,322	—	10,322
Malaysia	—	57,597	—	57,597
Mexico	105,335	—	—	105,335
Multinational	—	—	194,801	194,801
Netherlands	78,910	790,978	—	869,888
Peru	4,440	—	—	4,440
Philippines	—	16,103	—	16,103
Poland	—	19,427	—	19,427
Russia	257,937	32,759	—	290,696
Singapore	—	13,004	—	13,004
South Africa	—	196,765	—	196,765
South Korea	—	402,469	—	402,469
Spain	—	312,293	—	312,293
Sweden	—	314,065	—	314,065
Switzerland	—	1,553,013	—	1,553,013
Taiwan	333,164	350,167	—	683,331
United Kingdom	22,460	946,479	—	968,939
United States	112,507	153,690	—	266,197
Vietnam	—	7	—	7
Money Market Funds	3,307,220	—	—	3,307,220
Total Investments in Securities	5,183,096	13,318,101	195,955	18,697,152
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$11,795	$—	$—	$11,795
Other Investments - Liabilities*
Futures Contracts	(6,548)	—	—	(6,548)
Options Written	(13,780)	—	—	(13,780)
Swap Agreements	—	(146,043)	—	(146,043)
	(20,328)	(146,043)	—	(166,371)
Total Other Investments	(8,533)	(146,043)	—	(154,576)
Total Investments	$5,174,563	$13,172,058	$195,955	$18,542,576

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended January 31, 2022:
	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 01/31/22
Event-Linked Bonds	$101,488	$—	$—	$—	$—	$(3,320)	$—	$—	$98,168
Preferred Stocks	106,327	—	(13,398)	—	7,085	(3,381)	—	—	96,633
Common Stocks & Other Equity Interests	1,157	—	—	—	—	(3)	—	—	1,154
Total	$208,972	$—	$(13,398)	$—	$7,085	$(6,704)	$—	$—	$195,955
Invesco Advantage International Fund